Schedule of Investments (unaudited)	iShares® ESG Aware MSCI USA Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
AAR Corp.(a)	18,591	$607,182
Aerovironment Inc.(a)	7,512	606,669
Axon Enterprise Inc.(a)	19,443	3,281,784
BWX Technologies Inc.	52,741	2,515,746
Curtiss-Wright Corp.	16,247	2,044,197
Ducommun Inc.(a)	14,325	608,956
Hexcel Corp.(a)	27,635	1,419,886
Kaman Corp.	22,005	814,185
Kratos Defense & Security Solutions Inc.(a)	46,090	908,434
Maxar Technologies Inc.	28,162	775,300
Mercury Systems Inc.(a)	37,038	1,813,010
Moog Inc., Class A	15,695	1,085,623
PAE Inc.(a)	66,993	664,570
Spirit AeroSystems Holdings Inc., Class A	14,701	556,580
Vectrus Inc.(a)	18,252	763,664
Virgin Galactic Holdings Inc.(a)(b)	55,669	890,704
		19,356,490
Air Freight & Logistics — 0.3%
GXO Logistics Inc.(a)	30,262	2,906,665
Hub Group Inc., Class A(a)	13,697	1,063,846
		3,970,511
Airlines — 0.2%
Alaska Air Group Inc.(a)	35,899	1,743,614
JetBlue Airways Corp.(a)	47,238	633,934
		2,377,548
Auto Components — 1.2%
Adient PLC(a)	16,229	688,921
American Axle & Manufacturing Holdings Inc.(a)(b)	70,059	620,723
Autoliv Inc.	15,196	1,464,742
Dana Inc.	50,239	1,080,138
Dorman Products Inc.(a)	7,284	808,378
Fox Factory Holding Corp.(a)	9,220	1,620,599
Gentex Corp.	20,204	695,624
Gentherm Inc.(a)	23,028	1,944,715
Goodyear Tire & Rubber Co. (The)(a)	51,269	1,031,020
LCI Industries.	10,332	1,573,254
Luminar Technologies Inc.(a)	42,072	685,774
Modine Manufacturing Co.(a)	56,634	586,728
Veoneer Inc.(a)	28,905	1,029,018
Visteon Corp.(a)	6,827	723,116
XPEL Inc.(a)	8,837	635,292
		15,188,042
Automobiles — 0.5%
Canoo Inc.(a)(b)	69,115	827,307
Fisker Inc.(a)	33,499	716,544
Harley-Davidson Inc.	49,626	1,817,800
Thor Industries Inc.	16,821	1,778,148
Winnebago Industries Inc.	9,160	661,535
Workhorse Group Inc.(a)(b)	104,811	612,096
		6,413,430
Banks — 7.5%
Amalgamated Financial Corp.	42,321	716,071
Amerant Bancorp Inc.(a)(b)	22,451	631,996
Ameris Bancorp.	28,965	1,409,726
Associated Banc-Corp.	34,287	750,885
Atlantic Union Bankshares Corp.	51,578	1,676,801
Bancorp. Inc. (The)(a)	21,386	604,582
Security	Shares	Value

Banks (continued)
Bank of Hawaii Corp.	21,342	$1,702,665
Bank OZK	60,942	2,724,717
Banner Corp.	17,063	977,369
Berkshire Hills Bancorp. Inc.	21,445	572,796
BOK Financial Corp.	14,031	1,448,139
Cadence Bank	56,003	1,636,408
Camden National Corp.	23,644	1,083,368
Cathay General Bancorp.	21,591	904,879
CIT Group Inc.	17,952	880,725
Columbia Banking System Inc.	16,689	548,400
Comerica Inc.	61,192	5,050,176
Commerce Bancshares Inc.	35,255	2,460,799
Community Bank System Inc.	17,498	1,236,409
Community Trust Bancorp. Inc.	19,719	828,198
Cullen/Frost Bankers Inc.	13,815	1,739,170
East West Bancorp. Inc.	34,225	2,635,325
Eastern Bankshares Inc.	66,983	1,348,368
First Busey Corp.	32,976	847,483
First Financial Bancorp.	32,888	756,424
First Hawaiian Inc.	58,439	1,534,024
First Horizon Corp.	149,167	2,406,064
First Interstate BancSystem Inc., Class A	28,571	1,165,697
First of Long Island Corp. (The)	34,106	714,521
FNB Corp.	96,533	1,125,575
Fulton Financial Corp.	89,714	1,416,584
Glacier Bancorp. Inc.	28,287	1,535,984
Great Western Bancorp. Inc.	16,876	566,190
Hancock Whitney Corp.	36,292	1,734,032
Heritage Financial Corp./WA	26,325	616,795
HomeStreet Inc.	14,404	711,125
Independent Bank Corp.	11,994	948,246
Independent Bank Corp./MI	33,154	747,623
International Bancshares Corp.	33,166	1,393,304
Live Oak Bancshares Inc.	8,814	785,327
National Bank Holdings Corp., Class A	15,973	680,769
OceanFirst Financial Corp.	34,958	720,484
PacWest Bancorp.	16,059	718,480
Park National Corp.	6,222	809,420
People's United Financial Inc.	156,813	2,672,093
Pinnacle Financial Partners Inc.	26,139	2,493,922
Popular Inc.	18,245	1,419,826
Prosperity Bancshares Inc.	10,114	720,926
QCR Holdings Inc.	12,925	697,174
Sandy Spring Bancorp. Inc.	27,859	1,307,423
Seacoast Banking Corp. of Florida	21,625	730,276
ServisFirst Bancshares Inc.	17,352	1,394,927
Silvergate Capital Corp., Class A(a)	6,610	1,351,613
South State Corp.	17,269	1,349,400
Southside Bancshares Inc.	14,310	583,132
Synovus Financial Corp.	69,065	3,127,954
Texas Capital Bancshares Inc.(a)	12,081	680,402
TriState Capital Holdings Inc.(a)	22,815	682,397
Triumph Bancorp. Inc.(a)	5,905	752,002
Trustmark Corp.	23,223	710,856
Umpqua Holdings Corp.	98,181	1,871,330
United Community Banks Inc./GA	20,241	693,659
Valley National Bancorp.	175,873	2,363,733
Webster Financial Corp.	45,486	2,451,240
Western Alliance Bancorp.	30,982	3,401,204
Wintrust Financial Corp.	22,458	1,965,749

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Zions Bancorp. NA	77,566	$4,892,863
		93,816,224
Beverages — 0.1%
Celsius Holdings Inc.(a)(b)	8,647	591,541
MGP Ingredients Inc.	8,970	699,481
		1,291,022
Biotechnology — 5.2%
2seventy bio Inc.(a)(b)	1	26
ACADIA Pharmaceuticals Inc.(a)	35,932	689,894
Agios Pharmaceuticals Inc.(a)	17,451	621,605
Alder Biopharmaceuticals Inc.(b)(c)	3,497	3,077
Alector Inc.(a)	30,251	624,683
Alkermes PLC(a)	28,430	623,186
Allakos Inc.(a)	9,563	749,261
Allogene Therapeutics Inc.(a)	39,795	735,810
Amicus Therapeutics Inc.(a)	58,397	625,432
AnaptysBio Inc.(a)	21,252	687,502
Anavex Life Sciences Corp.(a)	33,212	644,313
Apellis Pharmaceuticals Inc.(a)	18,878	794,386
Arcturus Therapeutics Holdings Inc.(a)	17,637	701,071
Arcus Biosciences Inc.(a)(b)	15,332	671,542
Arena Pharmaceuticals Inc.(a)	23,900	1,302,311
Arrowhead Pharmaceuticals Inc.(a)	27,390	1,918,669
Atara Biotherapeutics Inc.(a)	43,790	783,403
Aurinia Pharmaceuticals Inc.(a)	27,339	515,067
Avid Bioservices Inc.(a)	19,894	607,961
Beam Therapeutics Inc.(a)	10,366	820,469
BioAtla Inc.(a)	24,102	608,576
BioCryst Pharmaceuticals Inc.(a)	56,806	685,080
Biohaven Pharmaceutical Holding Co. Ltd.(a)	12,960	1,454,630
Bluebird Bio Inc.(a)(b)	61,180	618,530
Blueprint Medicines Corp.(a)	8,255	794,131
Bridgebio Pharma Inc.(a)	24,174	979,047
Cerevel Therapeutics Holdings Inc.(a)	18,163	566,504
ChemoCentryx Inc.(a)	17,126	621,331
Chimerix Inc.(a)	104,840	659,444
CRISPR Therapeutics AG(a)(b)	14,933	1,193,147
Cytokinetics Inc.(a)	16,340	642,816
Denali Therapeutics Inc.(a)	23,763	1,099,276
Dicerna Pharmaceuticals Inc.(a)	22,932	871,645
Dynavax Technologies Corp.(a)(b)	39,843	643,464
Editas Medicine Inc.(a)	18,703	610,840
Emergent BioSolutions Inc.(a)	16,943	747,525
Exelixis Inc.(a)	45,082	756,927
Fate Therapeutics Inc.(a)	19,387	1,066,479
FibroGen Inc.(a)	56,267	703,900
Global Blood Therapeutics Inc.(a)	20,677	584,332
Halozyme Therapeutics Inc.(a)	29,753	978,279
IGM Biosciences Inc.(a)	11,289	563,547
Immunovant Inc.(a)	84,408	649,942
Inovio Pharmaceuticals Inc.(a)(b)	92,768	671,640
Insmed Inc.(a)(b)	27,292	751,076
Intellia Therapeutics Inc.(a)	17,402	2,001,404
Invitae Corp.(a)	34,216	581,672
Ionis Pharmaceuticals Inc.(a)	28,915	766,248
Iovance Biotherapeutics Inc.(a)	34,989	654,994
Karuna Therapeutics Inc.(a)	5,145	658,046
Kodiak Sciences Inc.(a)(b)	6,566	603,021
Krystal Biotech Inc.(a)	13,264	1,068,415
Security	Shares	Value

Biotechnology (continued)
Kura Oncology Inc.(a)	38,759	$541,076
Kymera Therapeutics Inc.(a)	10,713	594,786
Ligand Pharmaceuticals Inc.(a)	4,691	759,567
MacroGenics Inc.(a)	34,720	611,072
Merus NV(a)	23,531	612,041
Mirati Therapeutics Inc.(a)	10,549	1,442,787
Myriad Genetics Inc.(a)	23,722	613,451
Natera Inc.(a)	17,950	1,641,707
Ocugen Inc.(a)(b)	93,587	593,342
OPKO Health Inc.(a)	157,592	619,337
Passage Bio Inc.(a)	81,010	590,563
Prothena Corp. PLC(a)	12,242	613,936
Rocket Pharmaceuticals Inc.(a)	24,614	601,320
Sage Therapeutics Inc.(a)	16,254	632,443
Sarepta Therapeutics Inc.(a)	21,422	1,731,112
SpringWorks Therapeutics Inc.(a)	9,341	671,151
Sutro Biopharma Inc.(a)	36,880	629,910
Taysha Gene Therapies Inc.(a)	47,685	618,951
TG Therapeutics Inc.(a)	31,198	474,210
Turning Point Therapeutics Inc.(a)	15,990	608,579
Twist Bioscience Corp.(a)	8,991	858,640
Ultragenyx Pharmaceutical Inc.(a)(b)	21,679	1,630,911
uniQure NV(a)	22,774	634,256
United Therapeutics Corp.(a)	9,881	1,872,449
Veracyte Inc.(a)	16,228	673,137
Vericel Corp.(a)	15,610	580,848
Vir Biotechnology Inc.(a)	22,515	1,067,661
Xencor Inc.(a)	18,392	666,158
Xenon Pharmaceuticals Inc.(a)	23,388	624,460
Zentalis Pharmaceuticals Inc.(a)	8,420	690,861
Zymeworks Inc.(a)(b)	34,477	693,332
		65,169,630
Building Products — 1.9%
AAON Inc.	19,690	1,535,820
Advanced Drainage Systems Inc.	19,341	2,392,675
Armstrong World Industries Inc.	16,199	1,716,608
AZEK Co. Inc. (The)(a)	26,906	1,055,254
Builders FirstSource Inc.(a)	54,869	3,810,104
Carlisle Companies Inc.	14,368	3,235,674
Cornerstone Building Brands Inc.(a)	39,343	618,472
Gibraltar Industries Inc.(a)	9,187	623,797
JELD-WEN Holding Inc.(a)	25,884	627,169
Masonite International Corp.(a)	5,936	635,152
Resideo Technologies Inc.(a)	41,814	1,090,927
Trex Co. Inc.(a)	32,438	4,306,793
Zurn Water Solutions Corp.	36,663	1,285,038
		22,933,483
Capital Markets — 2.2%
Affiliated Managers Group Inc.	15,448	2,628,168
Ares Management Corp., Class A	25,618	2,079,157
Artisan Partners Asset Management Inc., Class A	22,162	991,306
Cohen & Steers Inc.	8,989	806,943
Cowen Inc., Class A	17,727	627,181
Diamond Hill Investment Group Inc.	3,235	621,411
Donnelley Financial Solutions Inc.(a)	19,059	890,436
Evercore Inc., Class A	6,295	873,116
Focus Financial Partners Inc., Class A(a)	11,340	697,864
Interactive Brokers Group Inc., Class A	17,776	1,312,224
Janus Henderson Group PLC	88,309	3,773,444

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Jefferies Financial Group Inc.	37,808	$1,420,825
LPL Financial Holdings Inc.	26,851	4,231,986
Morningstar Inc.	7,517	2,332,751
Open Lending Corp., Class A(a)	31,928	742,007
StoneX Group Inc.(a)	10,333	580,456
Victory Capital Holdings Inc., Class A	22,470	787,798
Virtu Financial Inc., Class A	23,154	652,480
Virtus Investment Partners Inc.	2,292	681,595
		26,731,148
Chemicals — 1.9%
AdvanSix Inc.	13,734	622,013
Avient Corp.	23,285	1,280,908
Axalta Coating Systems Ltd.(a)	110,803	3,359,547
Balchem Corp.	10,437	1,649,046
Chemours Co. (The)	43,720	1,298,484
HB Fuller Co.	13,447	983,782
Ingevity Corp.(a)	9,102	654,525
Innospec Inc.	18,195	1,477,434
Koppers Holdings Inc.(a)	21,457	648,001
Livent Corp.(a)	42,631	1,291,293
Minerals Technologies Inc.	21,536	1,414,269
Orion Engineered Carbons SA(a)	63,288	1,110,704
Quaker Chemical Corp.	2,694	613,828
Scotts Miracle-Gro Co. (The)	8,038	1,164,626
Sensient Technologies Corp.	10,579	1,029,231
Stepan Co.	10,928	1,231,695
Trinseo PLC	22,468	1,061,164
Tronox Holdings PLC, Class A	36,565	804,064
Valvoline Inc.	57,883	1,972,074
		23,666,688
Commercial Services & Supplies — 1.4%
ABM Industries Inc.	30,329	1,364,805
ACCO Brands Corp.	76,793	634,310
ADT Inc.	73,856	613,743
Clean Harbors Inc.(a)	8,092	820,852
Deluxe Corp.	18,629	630,405
Healthcare Services Group Inc.	35,462	620,585
Herman Miller Inc.	35,219	1,336,209
IAA Inc.(a)	52,186	2,520,584
KAR Auction Services Inc.(a)	62,435	935,901
Matthews International Corp., Class A	38,185	1,323,874
Montrose Environmental Group Inc.(a)	10,936	800,843
MSA Safety Inc.	12,068	1,729,586
Pitney Bowes Inc.	26,949	184,062
Steelcase Inc., Class A	56,475	631,955
Tetra Tech Inc.	13,856	2,558,926
Viad Corp.(a)	14,954	632,704
		17,339,344
Communications Equipment — 0.8%
ADTRAN Inc.	31,162	635,081
Calix Inc.(a)	14,410	964,893
Ciena Corp.(a)(b)	39,387	2,372,279
CommScope Holding Co. Inc.(a)	67,285	670,159
Harmonic Inc.(a)	66,689	716,907
Infinera Corp.(a)	78,530	638,449
Lumentum Holdings Inc.(a)	19,193	1,665,377
Plantronics Inc.(a)	22,111	564,273
Ribbon Communications Inc.(a)	113,544	618,815
Viasat Inc.(a)	12,981	574,928
Security	Shares	Value

Communications Equipment (continued)
Viavi Solutions Inc.(a)	43,179	$639,481
		10,060,642
Construction & Engineering — 2.1%
AECOM(a)	43,150	2,974,761
API Group Corp.(a)	39,696	925,314
Arcosa Inc.	14,308	732,140
Comfort Systems USA Inc.	20,046	1,901,764
Dycom Industries Inc.(a)(b)	7,897	738,212
EMCOR Group Inc.	25,567	3,051,166
Fluor Corp.(a)	29,854	660,072
Granite Construction Inc.	21,579	838,992
Great Lakes Dredge & Dock Corp.(a)	52,468	775,477
IES Holdings Inc.(a)	12,565	602,994
MasTec Inc.(a)	15,276	1,407,989
MYR Group Inc.(a)	8,295	918,339
Primoris Services Corp.	28,814	646,010
Quanta Services Inc.	47,649	5,421,503
Sterling Construction Co. Inc.(a)	23,346	601,626
Valmont Industries Inc.	6,093	1,456,410
WillScot Mobile Mini Holdings Corp.(a)	55,775	2,124,470
		25,777,239
Construction Materials — 0.2%
Summit Materials Inc., Class A(a)(b)	48,699	1,816,473

Consumer Finance — 0.7%
Credit Acceptance Corp.(a)(b)	1,448	904,855
Encore Capital Group Inc.(a)	11,893	693,838
Green Dot Corp., Class A(a)	13,074	469,357
LendingClub Corp.(a)	23,375	764,830
OneMain Holdings Inc.	17,222	857,483
PRA Group Inc.(a)	25,194	1,069,737
PROG Holdings Inc.	21,418	966,380
SLM Corp.	128,759	2,289,335
		8,015,815
Containers & Packaging — 0.9%
AptarGroup Inc.	24,312	2,907,472
Berry Global Group Inc.(a)	25,114	1,734,122
Graphic Packaging Holding Co.	53,347	1,053,070
Greif Inc., Class A, NVS	12,317	747,395
Myers Industries Inc.	32,651	636,041
Ranpak Holdings Corp.(a)	15,901	630,157
Sonoco Products Co.	44,924	2,611,432
TriMas Corp.	19,364	641,336
		10,961,025
Diversified Consumer Services — 1.3%
2U Inc.(a)(b)	34,368	817,615
American Public Education Inc.(a)	27,080	511,541
Bright Horizons Family Solutions Inc.(a)	22,278	2,739,080
Carriage Services Inc.	13,076	676,552
Chegg Inc.(a)	31,472	876,495
frontdoor Inc.(a)	18,394	635,697
Graham Holdings Co., Class B	1,341	759,703
Grand Canyon Education Inc.(a)	11,603	840,870
H&R Block Inc.	53,576	1,268,680
Houghton Mifflin Harcourt Co.(a)	41,368	643,686
Service Corp. International	42,956	2,841,969
Terminix Global Holdings Inc.(a)	60,876	2,271,892
WW International Inc.(a)(b)	36,287	610,347
		15,494,127

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services — 0.2%
Voya Financial Inc.	41,940	$2,606,152

Diversified Telecommunication Services — 0.5%
Bandwidth Inc., Class A(a)	12,290	880,701
Cogent Communications Holdings Inc.	18,422	1,380,361
Frontier Communications Parent Inc.(a)	41,715	1,393,698
Iridium Communications Inc.(a)	39,950	1,536,078
Liberty Latin America Ltd., Class C, NVS(a)	55,543	624,303
Radius Global Infrastructure Inc., Class A(a)	37,270	614,955
		6,430,096
Electric Utilities — 0.2%
Hawaiian Electric Industries Inc.	48,789	1,853,494

Electrical Equipment — 1.2%
Acuity Brands Inc.	12,573	2,531,574
Array Technologies Inc.(a)	27,237	490,675
Atkore Inc.(a)	13,203	1,406,119
Blink Charging Co.(a)(b)	15,917	611,690
Bloom Energy Corp., Class A(a)(b)	38,407	1,055,424
FuelCell Energy Inc.(a)	87,973	763,606
Hubbell Inc.	14,937	2,923,171
Regal Rexnord Corp.	19,184	3,032,990
Shoals Technologies Group Inc., Class A(a)	27,191	764,067
Vertiv Holdings Co.	64,758	1,660,395
		15,239,711
Electronic Equipment, Instruments & Components — 3.3%
Advanced Energy Industries Inc.	7,488	656,623
Avnet Inc.	41,888	1,519,278
Badger Meter Inc.	31,822	3,257,300
Belden Inc.	9,909	611,088
Benchmark Electronics Inc.	27,311	643,993
Coherent Inc.(a)	8,153	2,111,056
CTS Corp.	19,257	670,914
ePlus Inc.(a)	12,722	1,342,044
Fabrinet(a)	5,929	655,510
FARO Technologies Inc.(a)	11,588	804,903
Flex Ltd.(a)	171,047	2,924,904
II-VI Inc.(a)(b)	19,886	1,243,472
Insight Enterprises Inc.(a)	14,575	1,437,387
Itron Inc.(a)	23,634	1,463,181
Jabil Inc.	25,186	1,472,374
Kimball Electronics Inc.(a)	29,165	618,881
Knowles Corp.(a)	37,787	820,734
Littelfuse Inc.	5,438	1,623,134
Methode Electronics Inc.	36,448	1,620,843
MicroVision Inc.(a)	82,743	585,820
National Instruments Corp.	66,816	2,774,200
Novanta Inc.(a)	13,389	2,161,654
OSI Systems Inc.(a)(b)	25,224	2,293,618
PAR Technology Corp.(a)	12,328	645,617
Plexus Corp.(a)	16,871	1,419,526
Rogers Corp.(a)	6,618	1,804,199
SYNNEX Corp.	9,415	974,076
Vishay Precision Group Inc.(a)	18,601	638,572
Vontier Corp.	49,495	1,559,587
		40,354,488
Energy Equipment & Services — 0.7%
Archrock Inc.	86,773	641,252
Cactus Inc., Class A	23,193	846,545
ChampionX Corp.(a)	63,159	1,289,075
Security	Shares	Value

Energy Equipment & Services (continued)
Core Laboratories NV(b)	27,329	$625,561
DMC Global Inc.(a)	16,806	613,419
Dril-Quip Inc.(a)	32,473	620,559
NOV Inc.(a)	133,585	1,592,333
Oceaneering International Inc.(a)	59,193	632,773
TechnipFMC PLC(a)(b)	240,167	1,361,747
Weatherford International PLC(a)	20,806	598,173
		8,821,437
Entertainment — 0.3%
Cinemark Holdings Inc.(a)	36,602	568,063
IMAX Corp.(a)	40,672	670,681
Lions Gate Entertainment Corp., Class A(a)(b)	53,537	784,317
World Wrestling Entertainment Inc., Class A	14,471	714,289
Zynga Inc., Class A(a)	236,302	1,424,901
		4,162,251
Equity Real Estate Investment Trusts (REITs) — 7.6%
Agree Realty Corp.	9,350	631,686
Alexander & Baldwin Inc.	54,234	1,194,775
American Assets Trust Inc.	19,145	658,588
American Campus Communities Inc.	57,341	2,966,823
American Homes 4 Rent, Class A	55,026	2,205,992
Americold Realty Trust	51,203	1,671,266
Apartment Income REIT Corp.	34,948	1,773,961
Brandywine Realty Trust	89,649	1,151,990
Brixmor Property Group Inc.	114,686	2,607,960
Columbia Property Trust Inc.	64,876	1,245,619
CoreSite Realty Corp.	19,827	3,391,408
Corporate Office Properties Trust	92,210	2,366,109
Cousins Properties Inc.	40,093	1,513,912
CubeSmart	51,308	2,766,527
CyrusOne Inc.	40,344	3,591,423
DiamondRock Hospitality Co.(a)	82,240	716,310
DigitalBridge Group Inc.(a)	137,384	1,093,577
Douglas Emmett Inc.	84,416	2,766,312
Easterly Government Properties Inc.	41,065	861,133
Empire State Realty Trust Inc., Class A	104,515	950,041
EPR Properties	14,096	650,108
Essential Properties Realty Trust Inc.	33,749	912,235
Federal Realty Investment Trust	24,417	2,995,233
First Industrial Realty Trust Inc.	13,759	831,181
Four Corners Property Trust Inc.	25,008	675,716
Gaming and Leisure Properties Inc.	43,241	1,951,034
Healthcare Realty Trust Inc.	27,263	853,877
Healthcare Trust of America Inc., Class A	33,823	1,148,629
Highwoods Properties Inc.	20,226	873,763
Hudson Pacific Properties Inc.	66,298	1,613,693
Independence Realty Trust Inc.	33,946	831,677
Innovative Industrial Properties Inc.	4,482	1,151,112
iStar Inc.	43,532	1,059,569
JBG SMITH Properties	74,625	2,073,829
Kilroy Realty Corp.	45,217	2,917,853
Kimco Realty Corp.	172,832	3,874,893
Kite Realty Group Trust	55,419	1,115,030
Lamar Advertising Co., Class A	11,605	1,267,962
Lexington Realty Trust	56,433	849,317
Life Storage Inc.	21,472	2,837,310
Macerich Co. (The)	64,884	1,223,712
National Retail Properties Inc.	35,078	1,546,940
National Storage Affiliates Trust	11,424	701,205

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Omega Healthcare Investors Inc.	27,059	$756,028
Outfront Media Inc.	51,823	1,295,057
Paramount Group Inc.	75,159	598,266
Park Hotels & Resorts Inc.(a)	66,700	1,109,888
Pebblebrook Hotel Trust.	30,111	630,825
Physicians Realty Trust	102,588	1,829,144
Piedmont Office Realty Trust Inc., Class A	80,487	1,398,864
PotlatchDeltic Corp.	25,114	1,359,672
Rayonier Inc.	26,289	992,936
Rexford Industrial Realty Inc.	33,717	2,362,887
Ryman Hospitality Properties Inc.(a)	14,305	1,107,207
Sabra Health Care REIT Inc.	47,476	613,865
SITE Centers Corp.	57,361	863,857
SL Green Realty Corp.	21,325	1,480,595
Spirit Realty Capital Inc.	15,204	677,490
STAG Industrial Inc.	21,360	930,869
STORE Capital Corp.	63,529	2,092,645
Sunstone Hotel Investors Inc.(a)	59,487	646,624
Tanger Factory Outlet Centers Inc.	31,797	629,899
Uniti Group Inc.	100,421	1,332,587
Washington REIT	58,789	1,481,483
Xenia Hotels & Resorts Inc.(a)	44,698	700,418
		94,972,396
Food & Staples Retailing — 0.9%
Andersons Inc. (The)	17,991	611,334
BJ's Wholesale Club Holdings Inc.(a)	35,762	2,365,656
Casey's General Stores Inc.	9,291	1,805,148
Chefs' Warehouse Inc. (The)(a)	20,444	635,195
Grocery Outlet Holding Corp.(a)	24,357	705,379
PriceSmart Inc.	15,079	1,081,466
Sprouts Farmers Market Inc.(a)	36,526	966,478
U.S. Foods Holding Corp.(a)	58,710	1,844,668
United Natural Foods Inc.(a)	20,494	1,018,962
		11,034,286
Food Products — 1.6%
Beyond Meat Inc.(a)(b)	13,682	961,297
Darling Ingredients Inc.(a)	47,498	3,207,065
Flowers Foods Inc.	61,480	1,587,414
Fresh Del Monte Produce Inc.	24,562	608,155
Freshpet Inc.(a)	17,821	1,925,024
Hain Celestial Group Inc. (The)(a)(b)	34,581	1,363,529
Ingredion Inc.	45,142	4,204,075
Lamb Weston Holdings Inc.	47,434	2,462,773
Post Holdings Inc.(a)	11,655	1,125,873
Sanderson Farms Inc.	3,571	670,562
Simply Good Foods Co. (The)(a)	24,199	894,637
TreeHouse Foods Inc.(a)	20,063	736,312
Vital Farms Inc.(a)	35,834	605,953
		20,352,669
Gas Utilities — 0.9%
Chesapeake Utilities Corp.	5,003	637,182
National Fuel Gas Co.	25,969	1,501,268
New Jersey Resources Corp.	53,425	1,964,971
Northwest Natural Holding Co.	15,574	671,551
ONE Gas Inc.	36,551	2,369,967
South Jersey Industries Inc.	64,349	1,512,202
Southwest Gas Holdings Inc.	24,622	1,620,374
Spire Inc.	21,257	1,272,231
		11,549,746
Security	Shares	Value

Health Care Equipment & Supplies — 3.1%
Alphatec Holdings Inc.(a)	58,762	$652,258
AngioDynamics Inc.(a)	23,169	596,602
AtriCure Inc.(a)	16,042	1,017,063
Cardiovascular Systems Inc.(a)	32,821	656,420
Cerus Corp.(a)	93,015	640,873
CONMED Corp.	7,783	1,023,153
CryoPort Inc.(a)	10,820	718,881
Envista Holdings Corp.(a)	36,323	1,409,332
Establishment Labs Holdings Inc.(a)	10,394	670,829
Glaukos Corp.(a)	14,231	612,360
Globus Medical Inc., Class A(a)	14,236	891,458
Haemonetics Corp.(a)	17,689	906,561
Heska Corp.(a)	4,288	690,196
Hill-Rom Holdings Inc.	19,352	3,009,236
ICU Medical Inc.(a)	2,693	609,184
Inari Medical Inc.(a)	8,985	741,622
Inogen Inc.(a)	19,552	597,314
Integer Holdings Corp.(a)	7,570	603,632
Integra LifeSciences Holdings Corp.(a)	10,306	659,069
Intersect ENT Inc.(a)	24,682	660,737
iRhythm Technologies Inc.(a)(b)	8,454	892,742
LivaNova PLC(a)	10,268	823,083
Merit Medical Systems Inc.(a)	19,571	1,230,233
Natus Medical Inc.(a)	32,756	740,286
Nevro Corp.(a)	7,574	659,544
OraSure Technologies Inc.(a)	68,421	638,368
Orthofix Medical Inc.(a)	38,764	1,186,566
Outset Medical Inc.(a)	14,627	693,320
Penumbra Inc.(a)	9,108	2,237,380
Pulmonx Corp.(a)	18,991	613,409
Quidel Corp.(a)	9,968	1,470,878
Senseonics Holdings Inc.(a)	193,528	607,678
Shockwave Medical Inc.(a)	10,576	1,906,218
SI-BONE Inc.(a)	31,155	599,734
Silk Road Medical Inc.(a)	14,677	595,593
STAAR Surgical Co.(a)	11,585	1,102,776
Surmodics Inc.(a)	13,885	609,968
Tactile Systems Technology Inc.(a)(b)	26,731	521,255
Tandem Diabetes Care Inc.(a)	20,244	2,601,759
Vapotherm Inc.(a)	33,760	742,720
Varex Imaging Corp.(a)(b)	26,508	756,803
		38,597,093
Health Care Providers & Services — 2.9%
1Life Healthcare Inc.(a)	33,765	537,876
Acadia Healthcare Co. Inc.(a)	16,707	938,432
Accolade Inc.(a)	20,905	536,631
AdaptHealth Corp.(a)(b)	32,282	633,696
Addus HomeCare Corp.(a)	10,727	935,609
Amedisys Inc.(a)	10,747	1,500,819
AMN Healthcare Services Inc.(a)	16,038	1,828,492
Apollo Medical Holdings Inc.(a)	6,574	615,787
Brookdale Senior Living Inc.(a)	101,046	592,130
Chemed Corp.	3,192	1,485,844
Clover Health Investments Corp.(a)	118,741	588,955
CorVel Corp.(a)	6,557	1,232,716
Covetrus Inc.(a)	36,104	649,150
Encompass Health Corp.	35,150	2,025,343
Ensign Group Inc. (The)	14,133	1,078,772
Fulgent Genetics Inc.(a)(b)	7,360	688,307
Guardant Health Inc.(a)	18,965	1,993,601

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Hanger Inc.(a)	34,951	$589,623
HealthEquity Inc.(a)	11,864	648,724
Joint Corp. (The)(a)	7,996	639,040
LHC Group Inc.(a)	12,099	1,387,997
MEDNAX Inc.(a)	25,836	634,532
ModivCare Inc.(a)	6,583	902,069
National Research Corp.	21,539	862,637
Option Care Health Inc.(a)	30,261	765,906
Owens & Minor Inc.	23,521	940,840
Patterson Companies Inc.	33,678	1,059,847
PetIQ Inc.(a)	28,869	576,514
Premier Inc., Class A	40,119	1,487,211
Progyny Inc.(a)(b)	15,270	775,258
R1 RCM Inc.(a)	70,733	1,684,860
RadNet Inc.(a)	23,968	646,177
Select Medical Holdings Corp.	27,041	726,051
Signify Health Inc., Class A(a)	47,355	643,554
Surgery Partners Inc.(a)	13,552	601,167
Tenet Healthcare Corp.(a)	18,233	1,328,639
Tivity Health Inc.(a)(b)	25,622	610,316
U.S. Physical Therapy Inc.	7,052	606,331
		35,979,453
Health Care Technology — 0.5%
Allscripts Healthcare Solutions Inc.(a)(b)	39,233	652,445
Certara Inc.(a)	21,550	580,341
Health Catalyst Inc.(a)	13,694	594,183
Inspire Medical Systems Inc.(a)	6,262	1,398,117
NextGen Healthcare Inc.(a)	40,633	629,811
Omnicell Inc.(a)	7,588	1,343,076
Phreesia Inc.(a)	10,037	578,934
Vocera Communications Inc.(a)	14,084	821,661
		6,598,568
Hotels, Restaurants & Leisure — 2.5%
Accel Entertainment Inc.(a)	69,422	883,742
Bally's Corp.(a)	15,302	586,679
Boyd Gaming Corp.(a)	15,242	893,334
Brinker International Inc.(a)	16,658	576,367
Choice Hotels International Inc.	4,331	621,715
Churchill Downs Inc.	7,730	1,733,221
Dave & Buster's Entertainment Inc.(a)	17,797	578,047
Everi Holdings Inc.(a)(b)	42,468	880,786
Hilton Grand Vacations Inc.(a)	51,248	2,434,280
Hyatt Hotels Corp., Class A(a)	10,398	819,050
Jack in the Box Inc.	6,948	573,905
Marriott Vacations Worldwide Corp.	13,159	2,008,721
Norwegian Cruise Line Holdings Ltd.(a)(b)	86,667	1,690,873
Papa John's International Inc.	5,003	609,966
Penn National Gaming Inc.(a)(b)	43,298	2,218,156
Planet Fitness Inc., Class A(a)	29,761	2,431,176
Scientific Games Corp./DE, Class A(a)(b)	21,999	1,406,176
SeaWorld Entertainment Inc.(a)	20,015	1,180,685
Shake Shack Inc., Class A(a)	9,732	710,339
Six Flags Entertainment Corp.(a)	25,720	940,580
Texas Roadhouse Inc.	7,358	610,272
Travel + Leisure Co.	30,184	1,485,656
Wendy's Co. (The)	64,539	1,328,213
Wingstop Inc.	8,301	1,333,141
Wyndham Hotels & Resorts Inc.	31,923	2,537,240
		31,072,320
Security	Shares	Value

Household Durables — 1.7%
Cavco Industries Inc.(a)	2,304	$685,417
Century Communities Inc.	11,780	837,205
Ethan Allen Interiors Inc.	27,547	619,808
GoPro Inc., Class A(a)	58,518	585,180
Green Brick Partners Inc.(a)	24,911	621,529
Helen of Troy Ltd.(a)	10,496	2,524,288
iRobot Corp.(a)	10,609	805,329
KB Home.	27,636	1,105,164
Leggett & Platt Inc.	37,416	1,511,232
LGI Homes Inc.(a)(b)	6,893	990,248
Lovesac Co. (The)(a)	7,886	499,026
MDC Holdings Inc.	11,846	566,713
Meritage Homes Corp.(a)	11,171	1,260,759
Skyline Champion Corp.(a)	10,494	821,156
Sonos Inc.(a)	31,218	988,050
Taylor Morrison Home Corp.(a)	34,216	1,062,749
Tempur Sealy International Inc.	41,106	1,760,981
Toll Brothers Inc.	17,735	1,125,640
TopBuild Corp.(a)	7,260	1,958,675
TRI Pointe Homes Inc.(a)	33,591	838,767
		21,167,916
Household Products — 0.1%
Spectrum Brands Holdings Inc.	9,558	956,756

Independent Power and Renewable Electricity Producers — 0.6%
Clearway Energy Inc., Class C	54,526	2,034,910
NextEra Energy Partners LP.	31,939	2,716,412
Ormat Technologies Inc.	15,771	1,190,711
Sunnova Energy International Inc.(a)	32,663	1,207,551
		7,149,584
Industrial Conglomerates — 0.1%
Raven Industries Inc.(a)	24,323	1,412,680

Insurance — 2.0%
American Equity Investment Life Holding Co.	18,999	638,936
Argo Group International Holdings Ltd.	14,645	794,931
Assured Guaranty Ltd.	15,771	772,306
Axis Capital Holdings Ltd.	15,662	778,088
Brighthouse Financial Inc.(a)	13,293	646,173
BRP Group Inc., Class A(a)	17,104	633,532
CNO Financial Group Inc.	37,302	845,263
First American Financial Corp.	40,333	2,991,902
Genworth Financial Inc., Class A(a)	107,185	409,447
Goosehead Insurance Inc., Class A	5,168	678,662
Hanover Insurance Group Inc. (The)	16,159	1,967,358
Horace Mann Educators Corp.	17,036	631,525
Kemper Corp.	14,647	810,272
Kinsale Capital Group Inc.	3,358	698,464
Primerica Inc.	13,291	1,955,771
ProAssurance Corp.	18,305	421,015
Reinsurance Group of America Inc.	19,031	1,806,232
RenaissanceRe Holdings Ltd.	9,126	1,406,408
Selective Insurance Group Inc.	25,247	1,907,158
State Auto Financial Corp.	13,283	683,543
Stewart Information Services Corp.	8,093	576,383
Trupanion Inc.(a)	8,984	1,107,907
Unum Group.	49,348	1,139,939
		24,301,215
Interactive Media & Services — 0.2%
Cargurus Inc.(a)	21,018	788,175

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
TripAdvisor Inc.(a)	22,566	$583,557
Vimeo Inc.(a)	41,775	806,675
Yelp Inc.(a)	17,690	606,413
		2,784,820
Internet & Direct Marketing Retail — 0.3%
1-800-Flowers.com Inc., Class A(a)	19,928	593,456
Overstock.com Inc.(a)	11,338	1,012,030
Porch Group Inc.(a)	26,634	560,379
RealReal Inc. (The)(a)	41,519	646,451
Revolve Group Inc.(a)	10,893	829,720
Stitch Fix Inc., Class A(a)	22,052	549,094
		4,191,130
IT Services — 1.4%
Alliance Data Systems Corp.	9,337	636,410
BigCommerce Holdings Inc., Series 1(a)	13,057	591,090
Brightcove Inc.(a)	65,942	635,022
Concentrix Corp.	12,609	2,093,094
CSG Systems International Inc.	17,154	904,187
DXC Technology Co.(a)	64,418	1,931,896
Euronet Worldwide Inc.(a)	5,983	606,497
EVERTEC Inc.	15,469	649,543
ExlService Holdings Inc.(a)	9,928	1,289,349
Fastly Inc., Class A(a)(b)	27,848	1,135,085
LiveRamp Holdings Inc.(a)	12,504	586,813
Maximus Inc.	8,118	612,503
Perficient Inc.(a)	8,272	1,133,512
Rackspace Technology Inc.(a)(b)	40,947	583,904
Sabre Corp.(a)	78,378	590,186
TTEC Holdings Inc.	7,707	650,394
Unisys Corp.(a)	33,784	613,517
Verra Mobility Corp.(a)	43,803	630,325
WEX Inc.(a)	16,264	2,056,095
		17,929,422
Leisure Products — 0.8%
Brunswick Corp./DE	16,579	1,556,934
Callaway Golf Co.(a)	34,309	924,971
Johnson Outdoors Inc., Class A	6,215	646,608
Malibu Boats Inc., Class A(a)	10,109	702,272
Mattel Inc.(a)	91,009	1,930,301
Polaris Inc.	10,824	1,210,015
YETI Holdings Inc.(a)	26,238	2,418,094
		9,389,195
Life Sciences Tools & Services — 1.1%
Adaptive Biotechnologies Corp.(a)	30,727	801,668
BioNano Genomics Inc.(a)	150,619	588,920
Bruker Corp.	9,904	802,125
Codexis Inc.(a)	18,040	626,168
Maravai LifeSciences Holdings Inc., Class A(a)	18,163	834,408
Medpace Holdings Inc.(a)	6,042	1,253,171
NanoString Technologies Inc.(a)	15,068	619,295
NeoGenomics Inc.(a)	41,930	1,436,522
Pacific Biosciences of California Inc.(a)	40,705	944,763
Repligen Corp.(a)	14,072	4,031,628
Syneos Health Inc.(a)	16,995	1,651,234
		13,589,902
Machinery — 4.2%
AGCO Corp.	12,146	1,338,611
Alamo Group Inc.	4,537	645,252
Allison Transmission Holdings Inc.	39,043	1,350,497
Security	Shares	Value

Machinery (continued)
Altra Industrial Motion Corp.	14,138	$745,214
Astec Industries Inc.	12,299	770,901
Chart Industries Inc.(a)	9,845	1,718,445
Columbus McKinnon Corp./NY	14,913	662,435
Donaldson Co. Inc.	29,793	1,681,219
Douglas Dynamics Inc.	15,379	611,315
Energy Recovery Inc.(a)	34,984	743,410
Enerpac Tool Group Corp.	30,104	635,495
EnPro Industries Inc.	8,520	869,040
ESCO Technologies Inc.	7,653	625,556
Evoqua Water Technologies Corp.(a)	38,281	1,721,879
Federal Signal Corp.	20,327	862,475
Flowserve Corp.	46,462	1,392,931
Franklin Electric Co. Inc.	13,317	1,172,562
Graco Inc.	35,105	2,558,803
Hillenbrand Inc.	20,123	897,486
Hyster-Yale Materials Handling Inc.	16,088	631,615
ITT Inc.	32,269	3,052,002
John Bean Technologies Corp.	8,404	1,325,899
Lincoln Electric Holdings Inc.	4,624	624,055
Lindsay Corp.	4,736	689,183
Luxfer Holdings PLC	35,850	680,433
Manitowoc Co. Inc. (The)(a)	32,418	617,887
Meritor Inc.(a)	25,138	635,740
Middleby Corp. (The)(a)	11,360	1,984,365
Mueller Water Products Inc., Class A	106,946	1,458,743
Nikola Corp.(a)	53,887	550,725
Oshkosh Corp.	29,016	3,122,122
Proto Labs Inc.(a)	12,299	616,426
Shyft Group Inc. (The)	13,069	635,284
SPX Corp.(a)	10,342	601,387
SPX FLOW Inc.	11,327	945,918
Tennant Co.	15,900	1,250,694
Terex Corp.	19,323	818,909
Timken Co. (The)	17,312	1,139,649
Toro Co. (The)	36,791	3,699,703
Trinity Industries Inc.	24,109	638,889
Wabash National Corp.	38,000	634,600
Watts Water Technologies Inc., Class A	13,026	2,458,137
Welbilt Inc.(a)	48,477	1,142,118
Woodward Inc.	13,567	1,435,389
		52,393,398
Media — 1.0%
Altice USA Inc., Class A(a)	38,083	603,235
Cardlytics Inc.(a)	10,281	694,790
Clear Channel Outdoor Holdings Inc.(a)	203,870	625,881
EW Scripps Co. (The), Class A	42,429	786,209
Gray Television Inc.	43,492	896,805
Iheartmedia Inc., Class A(a)	36,607	717,863
John Wiley & Sons Inc., Class A	20,802	1,081,288
Magnite Inc.(a)	31,640	557,813
New York Times Co. (The), Class A	47,909	2,275,677
Nexstar Media Group Inc., Class A	10,058	1,503,671
Scholastic Corp.	18,692	703,567
TEGNA Inc.	73,764	1,456,839
WideOpenWest Inc.(a)	35,151	653,809
		12,557,447
Metals & Mining — 1.5%
Alcoa Corp.	51,417	2,392,433

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Allegheny Technologies Inc.(a)	41,596	$592,327
Arconic Corp.(a)	32,726	874,439
Cleveland-Cliffs Inc.(a)	112,816	2,295,806
Coeur Mining Inc.(a)	99,575	557,620
Commercial Metals Co.	40,503	1,251,543
Compass Minerals International Inc.	18,998	924,253
Hecla Mining Co.	108,277	599,854
Materion Corp.	7,174	607,351
MP Materials Corp.(a)	15,243	669,777
Reliance Steel & Aluminum Co.	21,299	3,165,670
Royal Gold Inc.	23,564	2,357,107
Schnitzer Steel Industries Inc., Class A	19,633	944,347
United States Steel Corp.	48,498	1,096,540
		18,329,067
Mortgage Real Estate Investment — 0.6%
Apollo Commercial Real Estate Finance Inc.	49,246	666,298
Blackstone Mortgage Trust Inc., Class A	19,736	592,080
Chimera Investment Corp.	40,254	640,038
Hannon Armstrong Sustainable Infrastructure Capital Inc.	29,069	1,653,445
KKR Real Estate Finance Trust Inc.	31,563	651,145
New Residential Investment Corp.	62,725	666,767
Redwood Trust Inc.	52,662	675,127
Starwood Property Trust Inc.	85,253	2,127,915
		7,672,815
Multi-Utilities — 0.5%
Avista Corp.	59,299	2,283,604
MDU Resources Group Inc.	134,398	3,659,658
Unitil Corp.	16,326	676,549
		6,619,811
Multiline Retail — 0.6%
Big Lots Inc.	14,175	614,912
Dillard's Inc., Class A	1,817	497,676
Franchise Group Inc.	14,818	707,560
Kohl's Corp.	40,983	2,099,559
Macy's Inc.	58,451	1,665,853
Nordstrom Inc.(a)	35,621	754,097
Ollie's Bargain Outlet Holdings Inc.(a)(b)	9,907	613,144
		6,952,801
Oil, Gas & Consumable Fuels — 3.1%
Antero Midstream Corp.	100,481	975,671
Antero Resources Corp.(a)(b)	80,791	1,418,690
APA Corp.	106,075	2,733,553
California Resources Corp.	15,841	618,908
Callon Petroleum Co.(a)(b)	12,434	632,145
Centennial Resource Development Inc./DE, Class A(a)	94,405	588,143
Chesapeake Energy Corp.	10,420	620,407
Civitas Resources Inc.	12,177	622,366
Clean Energy Fuels Corp.(a)	85,732	614,698
CNX Resources Corp.(a)	68,342	932,185
Delek U.S. Holdings Inc.(a)	40,669	637,690
Denbury Inc.(a)	10,965	873,033
DTE Midstream LLC(a)	19,729	904,969
EnLink Midstream LLC	95,101	619,108
EQT Corp.(a)	92,585	1,798,927
Equitrans Midstream Corp.	132,516	1,274,804
Green Plains Inc.(a)	13,938	538,704
HollyFrontier Corp.	50,539	1,633,420
Kosmos Energy Ltd.(a)	198,394	726,122
Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp.	224,435	$3,476,498
Matador Resources Co.	25,989	1,020,588
Murphy Oil Corp.	40,366	1,072,928
Oasis Petroleum Inc.	6,446	772,875
Ovintiv Inc.	87,625	3,045,845
PDC Energy Inc.	20,736	1,045,716
Range Resources Corp.(a)	71,705	1,402,550
Renewable Energy Group Inc.(a)(b)	17,123	818,137
SM Energy Co.	30,285	878,265
Southwestern Energy Co.(a)	189,298	848,055
Targa Resources Corp.	52,966	2,734,635
Texas Pacific Land Corp.	1,343	1,623,378
Whiting Petroleum Corp.(a)	9,689	626,781
World Fuel Services Corp.	31,711	792,458
		38,922,252
Paper & Forest Products — 0.2%
Glatfelter Corp.	38,495	634,013
Louisiana-Pacific Corp.	26,097	1,705,439
		2,339,452
Personal Products — 0.3%
Coty Inc., Class A(a)	62,017	603,425
Edgewell Personal Care Co.	27,464	1,166,122
Herbalife Nutrition Ltd.(a)	27,708	1,035,171
Medifast Inc.	4,108	845,180
Veru Inc.(a)	81,786	613,395
		4,263,293
Pharmaceuticals — 1.3%
Aclaris Therapeutics Inc.(a)	49,289	630,899
Antares Pharma Inc.(a)	193,767	625,867
Arvinas Inc.(a)	12,567	950,191
Axsome Therapeutics Inc.(a)	18,719	646,554
Cassava Sciences Inc.(a)	13,744	735,167
Corcept Therapeutics Inc.(a)	31,764	667,044
Intra-Cellular Therapies Inc.(a)	23,863	965,974
Nektar Therapeutics(a)	56,908	640,784
NGM Biopharmaceuticals Inc.(a)	33,241	599,003
Nuvation Bio Inc.(a)	74,734	670,364
Organon & Co.	55,710	1,628,403
Pacira BioSciences Inc.(a)	12,072	635,229
Perrigo Co. PLC	43,846	1,609,587
Phathom Pharmaceuticals Inc.(a)	31,780	570,133
Provention Bio Inc.(a)(b)	103,104	711,418
Reata Pharmaceuticals Inc., Class A(a)(b)	7,577	648,591
Relmada Therapeutics Inc.(a)	31,582	564,055
Revance Therapeutics Inc.(a)	47,246	646,325
Theravance Biopharma Inc.(a)	83,578	702,055
Tilray Inc., Class 2 (a)(b)	115,797	1,171,866
Zogenix Inc.(a)	49,398	555,727
		16,575,236
Professional Services — 1.8%
ASGN Inc.(a)	18,586	2,261,545
CACI International Inc., Class A(a)	4,595	1,192,081
Exponent Inc.	9,168	1,068,072
FTI Consulting Inc.(a)	12,115	1,769,880
Heidrick & Struggles International Inc.	15,299	660,458
ICF International Inc.	11,231	1,086,487
Insperity Inc.	9,264	1,072,215
KBR Inc.	21,272	935,968
Kelly Services Inc., Class A, NVS	64,723	1,091,230

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Kforce Inc.	8,984	$688,444
Korn Ferry	18,222	1,325,468
ManpowerGroup Inc.	23,032	2,064,358
Nielsen Holdings PLC	107,037	2,050,829
Science Applications International Corp.	8,845	742,007
TriNet Group Inc.(a)	16,427	1,647,628
TrueBlue Inc.(a)	34,494	897,534
Upwork Inc.(a)	34,589	1,288,786
		21,842,990
Real Estate Management & Development — 0.9%
Cushman & Wakefield PLC(a)	74,925	1,324,674
eXp World Holdings Inc.	16,081	590,334
Howard Hughes Corp. (The)(a)	15,401	1,262,728
Jones Lang LaSalle Inc.(a)(b)	15,579	3,659,663
Kennedy-Wilson Holdings Inc.	31,147	675,578
Newmark Group Inc., Class A	39,721	637,919
Opendoor Technologies Inc.(a)	32,116	508,718
Realogy Holdings Corp.(a)	41,584	631,661
Redfin Corp.(a)	15,589	634,316
St Joe Co. (The)	13,599	652,888
Tejon Ranch Co.(a)	34,678	634,607
		11,213,086
Road & Rail — 1.3%
ArcBest Corp.	9,057	933,596
Avis Budget Group Inc.(a)	13,708	3,764,080
Landstar System Inc.	16,046	2,704,553
Ryder System Inc.	24,276	2,016,850
Saia Inc.(a)	7,303	2,418,607
Schneider National Inc., Class B	28,276	695,590
Werner Enterprises Inc.	36,611	1,651,522
XPO Logistics Inc.(a)	20,895	1,513,634
		15,698,432
Semiconductors & Semiconductor Equipment — 3.0%
Ambarella Inc.(a)	7,359	1,321,088
Amkor Technology Inc.	30,486	657,278
Axcelis Technologies Inc.(a)	10,670	659,619
Brooks Automation Inc.	16,618	1,879,496
Cirrus Logic Inc.(a)	21,316	1,709,117
CMC Materials Inc.	4,499	597,467
First Solar Inc.(a)	31,015	3,213,154
Ichor Holdings Ltd.(a)	17,271	827,108
Kulicke & Soffa Industries Inc.	24,961	1,439,251
Lattice Semiconductor Corp.(a)	33,056	2,509,942
MaxLinear Inc.(a)	13,891	935,281
MKS Instruments Inc.	5,912	899,570
Onto Innovation Inc.(a)	20,661	1,945,440
Power Integrations Inc.	15,610	1,561,468
Rambus Inc.(a)	42,774	1,150,621
Semtech Corp.(a)	13,757	1,178,562
Silicon Laboratories Inc.(a)	11,712	2,298,714
SiTime Corp.(a)	2,346	700,234
SunPower Corp.(a)	22,598	647,433
Synaptics Inc.(a)	10,631	3,000,493
Ultra Clean Holdings Inc.(a)	13,876	760,544
Universal Display Corp.	15,950	2,281,648
Veeco Instruments Inc.(a)	35,453	942,341
Wolfspeed Inc.(a)	36,787	4,510,822
		37,626,691
Security	Shares	Value

Software — 6.0%
8x8 Inc.(a)	32,447	$699,233
ACI Worldwide Inc.(a)	51,157	1,490,715
Alarm.com Holdings Inc.(a)	8,123	648,134
Altair Engineering Inc., Class A(a)(b)	16,240	1,209,068
Alteryx Inc., Class A(a)	11,419	759,021
Anaplan Inc.(a)(b)	31,438	1,345,861
Appian Corp.(a)(b)	10,344	769,076
Aspen Technology Inc.(a)	19,488	2,826,345
Avaya Holdings Corp.(a)	36,811	716,710
Blackbaud Inc.(a)	10,399	784,709
Blackline Inc.(a)	20,095	2,211,455
Bottomline Technologies DE Inc.(a)	17,274	774,566
Box Inc., Class A(a)	59,357	1,389,547
BTRS Holdings Inc.(a)	76,184	568,333
CDK Global Inc.	29,464	1,138,489
Cerence Inc.(a)	10,748	808,035
CommVault Systems Inc.(a)	11,481	721,925
Digital Turbine Inc.(a)	18,243	967,974
Dolby Laboratories Inc., Class A	18,885	1,575,198
Domo Inc., Class B(a)	7,820	565,777
Duck Creek Technologies Inc.(a)	23,564	673,695
E2open Parent Holdings Inc.(a)	51,813	631,082
Elastic NV(a)	18,210	2,830,927
Envestnet Inc.(a)	10,438	800,281
Everbridge Inc.(a)	7,712	874,695
Five9 Inc.(a)	20,655	2,939,826
InterDigital Inc.	9,876	670,679
Jamf Holding Corp.(a)(b)	33,510	1,080,027
LivePerson Inc.(a)(b)	19,558	756,112
MANDIANT Inc.(a)	63,450	1,076,747
Manhattan Associates Inc.(a)	15,607	2,437,189
Marathon Digital Holdings Inc.(a)	23,458	1,198,000
MicroStrategy Inc., Class A(a)(b)	1,835	1,323,824
Mimecast Ltd.(a)	17,215	1,394,415
Model N Inc.(a)	23,464	659,338
Momentive Global Inc.(a)	46,523	950,465
N-Able Inc.(a)	54,832	647,018
nCino Inc.(a)(b)	12,469	774,574
NCR Corp.(a)	31,146	1,211,579
New Relic Inc.(a)	18,193	2,016,330
Nutanix Inc., Class A(a)	59,520	1,977,254
OneSpan Inc.(a)	36,656	626,451
Pagerduty Inc.(a)	26,597	942,864
Paylocity Holding Corp.(a)	12,275	3,097,474
Progress Software Corp.	38,136	1,847,689
PROS Holdings Inc.(a)	17,423	632,803
Q2 Holdings Inc.(a)(b)	7,683	616,945
Qualys Inc.(a)	6,666	868,513
Rapid7 Inc.(a)	19,734	2,448,200
Riot Blockchain Inc.(a)(b)	22,383	836,453
SailPoint Technologies Holdings Inc.(a)	16,460	865,631
Smartsheet Inc., Class A(a)	37,353	2,390,592
Sprout Social Inc., Class A(a)(b)	12,279	1,371,319
SPS Commerce Inc.(a)	13,008	1,833,998
Tenable Holdings Inc.(a)	15,783	779,680
Teradata Corp.(a)	38,476	1,670,628
Varonis Systems Inc.(a)	27,406	1,419,905
Workiva Inc.(a)	19,837	2,766,666
Xperi Holding Corp.	34,513	618,473

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Zuora Inc., Class A(a)	30,333	$600,897
		75,129,409
Specialty Retail — 3.5%
Aaron's Co. Inc. (The)	26,288	583,594
Abercrombie & Fitch Co., Class A(a)	14,524	522,864
American Eagle Outfitters Inc.	40,190	1,040,519
Asbury Automotive Group Inc.(a)	4,901	802,000
AutoNation Inc.(a)(b)	11,236	1,391,579
Bed Bath & Beyond Inc.(a)	29,454	539,892
Boot Barn Holdings Inc.(a)	8,502	1,040,135
Buckle Inc. (The)	12,729	598,772
Caleres Inc.	23,599	557,172
Children's Place Inc. (The)(a)	6,044	522,987
Five Below Inc.(a)	14,825	3,015,998
Floor & Decor Holdings Inc., Class A(a)	24,592	3,170,155
Foot Locker Inc.	30,125	1,374,905
GameStop Corp., Class A(a)(b)	16,526	3,242,566
Gap Inc. (The)	88,010	1,454,805
Genesco Inc.(a)	9,335	589,972
Group 1 Automotive Inc.	6,437	1,253,606
Hibbett Inc.	8,768	683,466
Leslie's Inc.(a)	41,176	863,049
Lithia Motors Inc.	7,404	2,157,007
MarineMax Inc.(a)	12,012	639,879
Monro Inc.	12,849	719,801
Murphy USA Inc.	10,476	1,815,805
National Vision Holdings Inc.(a)	23,450	1,126,538
ODP Corp. (The)(a)	16,097	607,823
Petco Health & Wellness Co. Inc.(a)(b)	31,203	598,162
Rent-A-Center Inc./TX	23,784	1,050,539
RH(a)(b)	3,602	2,100,614
Sally Beauty Holdings Inc.(a)	32,098	628,800
Signet Jewelers Ltd.	14,578	1,416,107
Sleep Number Corp.(a)	8,580	684,512
Urban Outfitters Inc.(a)	18,355	581,303
Victoria's Secret & Co.(a)	25,045	1,359,443
Williams-Sonoma Inc.	22,625	4,408,255
Zumiez Inc.(a)	12,840	587,558
		43,730,182
Technology Hardware, Storage & Peripherals — 0.4%
3D Systems Corp.(a)	29,246	666,224
Avid Technology Inc.(a)	19,403	622,060
Pure Storage Inc., Class A(a)	61,099	1,892,236
Xerox Holdings Corp.	97,086	1,788,324
		4,968,844
Textiles, Apparel & Luxury Goods — 2.1%
Capri Holdings Ltd.(a)	32,771	1,940,699
Carter's Inc.	13,951	1,409,469
Columbia Sportswear Co.	16,387	1,598,224
Crocs Inc.(a)	17,298	2,837,218
Deckers Outdoor Corp.(a)	8,946	3,626,708
Hanesbrands Inc.	131,689	2,126,777
Kontoor Brands Inc.	15,545	838,186
Levi Strauss & Co., Class A	23,398	598,287
Movado Group Inc.	17,080	766,380
PVH Corp.	23,464	2,505,486
Ralph Lauren Corp.	13,122	1,522,677
Steven Madden Ltd.	23,259	1,103,640
Tapestry Inc.	71,277	2,859,633
Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Under Armour Inc., Class A(a)	34,188	$806,495
Under Armour Inc., Class C, NVS(a)	38,659	775,886
Wolverine World Wide Inc.	29,758	926,367
		26,242,132
Thrifts & Mortgage Finance — 1.2%
Capitol Federal Financial Inc.	55,897	634,990
Essent Group Ltd.	20,984	872,515
Federal Agricultural Mortgage Corp., Class C, NVS	10,786	1,312,872
Flagstar Bancorp. Inc.	18,447	858,523
MGIC Investment Corp.	143,671	2,025,761
Mr Cooper Group Inc.(a)	24,809	974,249
New York Community Bancorp. Inc.	86,455	1,035,731
PennyMac Financial Services Inc.	17,260	1,093,076
Premier Financial Corp.	23,075	678,405
Radian Group Inc.	67,268	1,370,249
Rocket Companies Inc., Class A	42,340	656,270
TFS Financial Corp.	41,702	750,636
Walker & Dunlop Inc.	7,206	1,013,812
Washington Federal Inc.	22,695	737,361
WSFS Financial Corp.	9,569	475,771
		14,490,221
Trading Companies & Distributors — 1.5%
Air Lease Corp.	22,366	907,836
Beacon Roofing Supply Inc.(a)	14,846	740,964
Boise Cascade Co.	33,086	2,144,965
GATX Corp.	14,260	1,404,610
GMS Inc.(a)	16,545	924,369
Herc Holdings Inc.	6,061	1,033,098
McGrath RentCorp.	14,938	1,154,707
Rush Enterprises Inc., Class A	13,716	698,967
SiteOne Landscape Supply Inc.(a)	16,326	3,924,117
Triton International Ltd.	26,536	1,485,220
Univar Solutions Inc.(a)	26,439	685,035
Veritiv Corp.(a)	5,685	716,537
Watsco Inc.	3,995	1,169,377
WESCO International Inc.(a)	15,750	1,955,048
		18,944,850
Water Utilities — 0.2%
American States Water Co.	19,405	1,827,563
Middlesex Water Co.	7,796	803,300
		2,630,863
Wireless Telecommunication Services — 0.1%
Shenandoah Telecommunications Co.	24,682	626,676
Telephone and Data Systems Inc.	35,941	635,437
		1,262,113

Total Common Stocks — 100.0%
(Cost: $1,108,720,267)		1,243,281,046

Short-Term Investments

Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	34,017,528	34,031,135

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	2,550,000	$2,550,000
		36,581,135

Total Short-Term Investments — 2.9%
(Cost: $36,579,230)		36,581,135

Total Investments in Securities — 102.9%
(Cost: $1,145,299,497)		1,279,862,181

Other Assets, Less Liabilities — (2.9)%.		(36,265,720)

Net Assets — 100.0%		$1,243,596,461

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$43,548,786	$—		$(9,513,730	)(a)	$(1,497)	$(2,424)	$34,031,135	34,017,528	$40,457	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,390,000	1,160,000	(a)	—		—	—	2,550,000	2,550,000	22		—
						$(1,497)	$(2,424)	$36,581,135		$40,479		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	17	12/17/21	$1,868	$(82,936)
S&P Mid 400 E-Mini Index	4	12/17/21	1,082	(46,064)
				$(129,000)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA Small-Cap ETF
November 30, 2021

Fair Value Measurements (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,241,865,289	$1,412,680	$3,077	$1,243,281,046
Money Market Funds	36,581,135	—	—	36,581,135
	$1,278,446,424	$1,412,680	$3,077	$1,279,862,181
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(129,000)	$—	$—	$(129,000)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust